Derivative Financial Instruments and Hedging (Credit Derivatives) (Detail) - Credit Default Swap - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Credit Derivatives [Line Items]
Maximum potential amount of future payment under the credit derivative	¥ 1,000	¥ 1,000
Fair value of the credit derivative	¥ (1)	¥ (3)